Statements of Net Assets Available for Benefits - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments (participant-directed):
Fully benefit-responsive investment contract, at contract value	$ 38,674,784	$ 37,523,693
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	851,039,651	759,040,511
Total assets measured at fair value	812,364,867	721,516,818
Receivables:
Employer contributions	7,306,832	7,660,570
Participant contributions	54,230	711,835
Notes receivable from participants	8,009,015	7,422,609
Dividends	759,636	633,622
Other	0	116,825
Total receivables	16,129,713	16,545,461
Cash	11,119	0
Net assets available for benefits	$ 867,180,483	$ 775,585,972